Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.
Entity Central Index Key	0001034386
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000005549
Shareholder Report [Line Items]
Fund Name	Government Reserve Fund
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Reserve Fund	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 14,487,562,000
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$14,487,562
Number of Portfolio Holdings	84

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Treasury Debt	38.6%
U.S. Treasury Repurchase Agreement	31.4
U.S. Government Agency Repurchase Agreement	20.3
U.S. Government Agency Debt	11.4
Other Assets less Liabilities	-1.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	26.2%
BNY Mellon	13.9
U.S. Treasury Notes	12.4
Federal Home Loan Banks	8.8
Credit Agricole	8.7
RBC Dominion Securities	4.9
JPMorgan Chase	3.6
Citigroup Global Markets	3.3
BNP Paribas Securities	3.2
State Street	3.1

Material Fund Change [Text Block]